Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Summary of Company's Stock Option Plans

A summary of the Company’s stock option plans consisted of the following (options and aggregate intrinsic value in millions):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2011	1.7	$31.74
Granted	—	—
Exercised	(0.6)	32.18
Cancelled	—	—

Outstanding, December 31, 2012	1.1	$31.50	3.1	$62.1

Vested and expected to vest at December 31, 2012	1.1	$31.50	3.1	$62.1

Options exercisable at December 31, 2012	1.1	$31.50	3.1	$62.1

Summary of Changes in Restricted Stock Grants

A summary of the changes in restricted stock grants during the year ended December 31, 2012 is presented below (shares and aggregate intrinsic value in millions):

	Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Restricted shares outstanding at December 31, 2011	2.5	$44.37	1.5	$110.8
Granted	0.9	66.03		64.9
Vested	(0.7)	62.84		(46.9)
Cancelled	(0.1)	51.49		(6.0)

Restricted shares outstanding at December 31, 2012	2.6	$46.92	1.4	$122.8